Discontinued Operations Discontinued Operations (Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by (used in) discontinued operating activities	$ 28,876	$ 80,558	$ (34,634)
Hereford Production Facility [Member] | Discontinued Operations, Held-for-sale [Member]
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by (used in) discontinued operating activities	28,741	30,810	(35,769)
Net cash used in discontinued investing activities	$ (4,918)	$ (1,959)	$ (1,594)